Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable, net consisted of the following:

	As of March 31,
	2024	2025
	HKD	HKD	US$
Accounts receivable	$8,616,667	$9,529,968	$1,224,947
Less: Provision for credit losses	(225)	(806)	(104)
Accounts receivable, net	$8,616,442	$9,529,162	$1,224,843

Schedule of Provision for Doubtful Accounts

The following table sets forth the movement of provision for credit losses:

	As of March 31,
	2024	2025
	HKD	HKD	US$
Beginning balance	$241,959	$225	$29
Cumulative-effect adjustment of adoption of CECL	(189,671)	-	-
Addition	88,578	581	75
Write-off	(140,641)	-	-
Ending balance	$225	$806	$104